Assumptions Used to Estimate Fair Value of Option Grants (Detail)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Share Based Compensation [Line Items]
Weighted average expected lives	6 years	7 years	7 years 2 months 12 days
Weighted average risk-free interest rates	0.95%	1.37%	2.08%
Weighted average expected volatility	29.70%	28.10%	28.00%
Dividend yield	2.00%	2.50%	2.90%